Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At Fair Value [Member] - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	$ 66,920,793	$ 42,690,084
Financial Liabilities	23,493,998	60,756,041
Available for Sale Financial Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	6,353	407
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	21,349,494	49,295,524
Derivatives Designated as Hedges [Member] | Commodity derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	889,026	1,063,193
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	50,828,136	25,654,631
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired		875,481
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Non-cash flow hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	9,940,955
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	5,742,633
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	1,255,478	10,357,311
Derivatives not designated for hedge accounting [Member] | Commodity derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities		40,013
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	402,716
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired		16,159,565
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	6,353	407
Level 1 [Member] | Available for Sale Financial Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	6,353	407
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	66,914,440	42,689,677
Financial Liabilities	23,493,998	60,756,041
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	21,349,494	49,295,524
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	889,026	1,063,193
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	50,828,136	25,654,631
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired		875,481
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Non-cash flow hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	9,940,955
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	5,742,633
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	1,255,478	10,357,311
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities		40,013
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired	$ 402,716
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Trade Receivables Past Due but not Impaired		$ 16,159,565